Regulatory Matters - Bank's actual capital amounts and ratios (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 40,252	$ 38,766
Total risk-based capital (to risk-weighted assets), Actual Ratio	18.81%	18.15%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	17,119	17,089
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	21,399	21,361
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	37,574	36,087
Tier I capital (to risk-weighted assets), Actual Ratio	17.56%	16.89%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	8,560	8,544
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	12,839	12,817
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual Amount	37,574	36,087
Tier I capital (to average assets), Actual Ratio	12.25%	11.51%
Tier I capital (to average assets), Minimum Capital Requirement Amount	12,269	12,546
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,336	15,682
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	37,574	36,087
Tangible capital (to adjusted tangible assets), Actual Ratio	12.25%	11.51%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,601	$ 4,705
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%